Land Use Rights, Net (Details) - Schedule of Estimated Future Amortization Expense for Land Use Rights - Land Use Rights [Member]	Sep. 30, 2023 USD ($)
Land Use Rights, Net (Details) - Schedule of Estimated Future Amortization Expense for Land Use Rights [Line Items]
2024	$ 87,396
2025	87,396
2026	87,396
2027	87,396
2028	87,396
Thereafter	1,044,615
Total	$ 1,481,595